Notes to the Consolidated Statements of Profit and Loss and Other Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2021
Receivables from contracts with customers [abstract]
Summary of Revenue

	September 30,
EUR million	2021	2020	2019
Revenue from the sale of merchandise	871.3	701.8	535.9
Revenue from the sale of services	0.6	1.4	1.2

Total	872.0	703.2	537.1

Summary of Geographical Information on Segment Revenues
The following table shows the geographical breakdown of external revenues:

EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Revenue for the year ended Sept. 30, 2021
Germany	59.7	188.5	66.7	315.0
Switzerland	7.6	72.8	8.3	88.7
Austria	11.1	22.0	2.2	35.4
France	18.6	104.7	6.5	129.8
Rest of the world	68.5	218.9	15.8	303.2

Total	165.4	607.0	99.5	872.0

The geographical information on segment revenues from the previous years is broken down as follows:

EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Revenue for the year ended Sept. 30, 2020
Germany	53.9	172.4	58.0	284.2
Switzerland	6.2	74.1	0.1	80.4
Austria	11.1	17.3	2.7	31.2
France	19.7	78.8	6.7	105.3
Rest of the world	34.6	154.8	12.8	202.2

Total	125.5	497.4	80.4	703.2

EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Revenue for the year ended Sept. 30, 2019
Germany	52.8	143.5	52.2	248.5
Switzerland	5.7	44.7	0.2	50.5
Austria	8.2	12.8	2.4	23.5
France	7.2	62.2	6.3	75.7
Rest of the world	22.1	107.0	9.8	138.9

Total	96.1	370.0	70.7	537.1

Summary of Refund Liabilities
The following table provides information about the Group’s refund liabilities from contracts with customers:

	September 30,
EUR million	2021	2020	2019
Refund liabilities arising from right of return	10.7	10.1	5.9

Summary of Own Work Capitalized

	September 30,
EUR million	2021	2020	2019
Own work capitalized	3.8	3.3	3.4

Total	3.8	3.3	3.4

Summary of Other Operating Income

	September 30,
EUR million	2021	2020	2019
Other	6.1	1.5	4.4

Total	6.1	1.5	4.4

Summary of Personnel Expenses

	September 30,
EUR million	2021	2020	2019
Wages and salaries	(79.2)	(61.0)	(49.4)
Social security contributions	(15.1)	(11.7)	(9.4)
Other personnel expenses	(3.8)	(2.7)	(1.1)

Total	(98.1)	(75.5)	(59.9)

The following table shows the annual average number of employees within SIGNA Sports United Group:

	September 30,
	2021	2020	2019
Employees	2,492	1,914	1,590

Total	2,492	1,914	1,590

Summary of Other Operating Expenses

	September 30,
EUR million	2021	2020	2019
Expenses for logistics and packaging	(90.7)	(69.9)	(50.9)
Marketing expenses	(71.2)	(49.6)	(47.1)
Expenses for warehousing, rents and similar expenses	(6.8)	(10.1)	(8.0)
Charges for payment services	(11.7)	(8.9)	(6.9)
Legal and consulting fees	(31.9)	(7.2)	(8.0)
IT expenses	(14.5)	(9.3)	(6.1)
Administrative expenses	(7.6)	(3.6)	(3.7)
Temporary workers and other personnel related expenses	(12.7)	(9.3)	(8.8)
ECL allowance	(2.1)	(4.0)	(0.9)
Other	(6.1)	(3.9)	(4.2)

Total	(255.2)	(175.7)	(144.6)

Summary of Finance Income and Cost

	September 30,
EUR million	2021	2020	2019
Finance income
Interest income	2.2	0.0	0.0
Other financial income	0.8	0.1	0.2

Total	3.0	0.2	0.2

Finance cost
Interest expense for financial liabilities carried at amortized cost	(8.3)	(8.3)	(6.8)
Other financial expenses	(1.1)	(0.1)	(0.3)
Interest expense for lease liabilities (IFRS 16)	(0.3)	(0.3)	(0.3)

Total	(9.7)	(8.7)	(7.4)

Net finance costs	(6.7)	(8.5)	(7.2)

Summary of Income Taxes
Income tax expenses recognized in the Consolidated Statements of Profit or Loss

	September 30,
EUR million	2021	2020	2019
Current income taxes	(1.7)	(0.5)	(0.1)
Deferred income taxes	0.1	2.4	3.7

Total	(1.6)	1.9	3.6

The current income tax expenses and income are as follows:

	September 30,
EUR million	2021	2020	2019
Earnings before taxes	(43.6)	(27.6)	(39.5)

Expected income tax rate (of the parent company)	30.2%	33.0%	33.0%
Income tax benefits based on the expected income tax rate	13.2	9.1	13.0
Increase (decrease) in income tax expense due to:
Differences between the company’s domestic and foreign tax rates	0.1	(0.9)	(1.0)
Tax rate changes	0.0	0.0	0.0
Non-deductible operating expenses	(0.5)	(0.4)	(0.5)
Non-recognition of deferred tax assets from temporary differences and tax loss carryforwards	(14.2)	(5.5)	(7.1)
Other	(0.2)	(0.4)	(0.8)

Total income tax benefit (expense)	(1.6)	1.9	3.6

Effective tax rate	(3.7)%	6.9%	9.1%

Summary of Earnings per Share ("EPS")
The calculation of earnings/(loss) per share is as follows:

	September 30,
EUR million	2021	2020	2019
Earnings
Earnings for the purposes of basic earnings per share being net profit attributable equity holders of the parent entity	(46.0)	(24.8)	(32.8)
Number of shares in millions
Weighted average number of ordinary shares for the purposes of basic earnings per share	17.6	17.6	13.6
Basic and diluted loss per share in EUR	(2.6)	(1.4)	(2.4)
Weighted average number of ordinary shares:

	September 30,
in millions of shares	2021	2020	2019
Issued ordinary shares at October 1	17.6	17.3	5.2
Effect of shares issued in March 2019	—	—	7.0
Effect of shares issued in September 2019	—	—	1.4
Effect of shares issued in October 2019	—	0.3	—
Effect of shares issued in September 2021	0.0	—	—

Weighted average number of ordinary shares at September 30	17.6	17.6	13.6

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	September 30,
in millions of shares	2021	2020	2019
Employee options	1.3	0.0	0.0
Convertible loan	1.6	1.6	—